THE ARBITRAGE FUND

                            WATER ISLAND CAPITAL, LLC
                          650 FIFTH AVENUE, FIFTH FLOOR
                            NEW YORK, NEW YORK 10019
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                    Tel: 212.259.2655       FAX: 212.259.2698

October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The Arbitrage Funds
                  File No. 333-30470

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Arbitrage Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain
John F. Splain
Assistant Secretary

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